The Phoenix Edge Series Fund

Phoenix Capital Growth Series

Phoenix Comstock Series

Phoenix Equity 500 Index Series

Phoenix Growth and Income Series

Phoenix Mid-Cap Growth Series

Phoenix Mid-Cap Value Series

Phoenix Multi-Sector Fixed Income Series

Phoenix Multi-Sector Short Term Bond Series

Phoenix Small-Cap Growth Series

Phoenix Small-Cap Value Series

Phoenix Strategic Allocation Series

Phoenix-Aberdeen International Series

Phoenix-Duff & Phelps Real Estate Securities Series

Supplement dated July 28, 2010 to Prospectuses dated May 1, 2010

At a Special Meeting (“Meeting”) on July 26, 2010, the Board of Trustees (“Board”) for The Phoenix Edge Series Fund (“Fund”) met to consider several proposals regarding the approval of a new advisor and subadvisors for several series of the Fund, as well as the mergers of several series into other Fund series. The Board approved Virtus Investment Advisers, Inc. as advisor and distributor to eight series (“Virtus Series”) of the Fund and also approved the merger of five other series into the Virtus Series, subject to approval by shareholders (“Virtus Transaction”).

At the Meeting, after careful consideration of the proposals and the opportunity to review written materials sent to the Board in advance of the Meeting, the Board determined to approve the following proposals to be considered by the shareholders of record at a shareholder meeting on or about October 29, 2010:

Approval of new advisor for the Virtus Series:

Virtus Investment Advisers, Inc. (“VIA”) would replace Phoenix Variable Advisors, Inc. (“PVA”) as the investment advisor of the following series:

Phoenix Capital Growth Series

Phoenix Growth and Income Series

Phoenix Multi-Sector Fixed Income Series

Phoenix Strategic Allocation Series

Phoenix Small-Cap Growth Series

Phoenix Small-Cap Value Series

Phoenix-Aberdeen International Series

Phoenix-Duff & Phelps Real Estate Securities Series

Approval of following subadvisors for the Virtus Series:

Series	Current Subadvisor(s)	New Subadvisor
Phoenix Capital Growth Series	Neuberger Berman Management LLC (“Neuberger”)	SCM Advisors, LLC, a VIA affiliate
Phoenix Growth and Income Series	VIA	None (VIA will manage as advisor)
Phoenix Multi-Sector Fixed Income Series	Goodwin Capital Advisers, Inc. (“Goodwin”)	Goodwin*
Phoenix Small-Cap Growth Series	Neuberger	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), a VIA affiliate
Phoenix Small-Cap Value Series	Westwood Management Corp.	Kayne
Phoenix Strategic Allocation Series	VIA, Goodwin	Goodwin for fixed income assets only* (VIA will manage equity assets as advisor)
Phoenix-Aberdeen International Series	Aberdeen Asset Management Inc. (“Aberdeen”)	Aberdeen*
Phoenix-Duff & Phelps Real Estate Securities Series	Duff & Phelps Investment Management Co. (“Duff & Phelps”)	Duff & Phelps

*	Shareholder approval is not necessary and will not be obtained for these two subadvisors.

TF1096	1

Approval of the following mergers:

Merging Series	Surviving Virtus Series
Phoenix Comstock Series	Phoenix Growth and Income Series
Phoenix Equity 500 Index Series	Phoenix Growth and Income Series
Phoenix Mid-Cap Growth Series	Phoenix Small-Cap Growth Series
Phoenix Mid-Cap Value Series	Phoenix Small-Cap Value Series
Phoenix Multi-Sector Short Term Bond Series	Phoenix Multi-Sector Fixed Income Series

Approval of Rule 12b-1 Distribution and Shareholder Servicing Plan

In addition, not subject to shareholder approval, the Board approved appointing VP Distributors, Inc. (“VPD”), as the distributor and principal underwriter for the Virtus Series. The Board then approved a new Rule 12b-1 Distribution and Shareholder Servicing Plan for the Virtus Series, subject to shareholder approval. The new Rule 12b-1 Distribution and Shareholder Servicing Plan provides that in its role as the distributor and principal underwriter for the Virtus Series, VPD will provide distribution and shareholder services for a fee of 0.25% payable by the Virtus Series to VPD.

Approval of Redomestication of the Fund from Massachusetts to Delaware

Following the closing of the Virtus Transaction, the Fund will be redomesticated to Delaware in a reorganization that is expected to be tax-free.

Other Items Not Requiring Shareholder Approval

Name Changes

The Board also approved the following name changes as of the date of Virtus Transaction, which are not subject to shareholder approval:

Old Name	New Name
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Small-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Strategic Allocation Series	Virtus Strategic Allocation Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

Expense Limitations

As part of the Virtus Transaction, for a two-year period following the closing date of the Virtus Transaction, Virtus has agreed to limit the total fund operating expenses of the Virtus Series to the amounts shown in the table below, and then following the two-year term, to limit such expenses to amounts no higher than the respective median total expenses for other funds in each such Series’ asset class under the standard categories of Lipper, Inc. until the earlier of April 30, 2014 or a date approved by the Board.

Series	Total Series Operating Expense Limit
Phoenix Capital Growth Series	0.95%
Phoenix Growth and Income Series	0.94%
Phoenix Multi-Sector Fixed Income Series	0.75%
Phoenix Small-Cap Growth Series	1.05%
Phoenix Small-Cap Value Series	1.30%
Phoenix Strategic Allocation Series	0.85%
Phoenix-Aberdeen International Series	1.03%
Phoenix-Duff & Phelps Real Estate Securities Series	1.10%

Investors should retain this supplement with the Prospectus for future reference.

TF1096	2